Form N-1A Supplement	Jun. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST IV
JPMorgan SmartRetirement® Blend 2065 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 7, 2026 to the current Summary Prospectuses,
Prospectuses and Statement of Additional Information dated November 1, 2025, as supplemented
Composite Benchmark Changes
In addition, effective April 1, 2026, the Funds’ management team will modify the composite benchmark for each SmartRetirement Blend Fund by replacing the Bloomberg U.S. High Yield—2% Issuer Cap Index with the ICE BofA US High Yield Constrained Index to represent the High Yield component of each benchmark. Therefore, effective April 1, 2026, the description of the composite benchmark within the first paragraph of the “The Fund’s Past Performance” section of each Fund’s Summary Prospectuses and Prospectuses will be revised and replaced with the following:
The composite benchmark for the Fund is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index; Bloomberg U.S. Treasury Inflation Notes: 1‑10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3‑Month Treasury Bill Index. Each index is weighted to reflect the target allocations of the Fund and is adjusted over time to correspond to changes in the target allocations of the Fund.

JPMorgan SmartRetirement Blend 2065 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST IV
JPMorgan SmartRetirement® Blend 2065 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 7, 2026 to the current Summary Prospectuses,
Prospectuses and Statement of Additional Information dated November 1, 2025, as supplemented
Composite Benchmark Changes
In addition, effective April 1, 2026, the Funds’ management team will modify the composite benchmark for each SmartRetirement Blend Fund by replacing the Bloomberg U.S. High Yield—2% Issuer Cap Index with the ICE BofA US High Yield Constrained Index to represent the High Yield component of each benchmark. Therefore, effective April 1, 2026, the description of the composite benchmark within the first paragraph of the “The Fund’s Past Performance” section of each Fund’s Summary Prospectuses and Prospectuses will be revised and replaced with the following:
The composite benchmark for the Fund is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index; Bloomberg U.S. Treasury Inflation Notes: 1‑10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3‑Month Treasury Bill Index. Each index is weighted to reflect the target allocations of the Fund and is adjusted over time to correspond to changes in the target allocations of the Fund.